Shareholders' Equity (Details) - Schedule of basic and diluted earnings per common share - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Earnings Per Common Share Abstract
Weighted average number of common shares outstanding	80,058,861	76,413,554
Dilutive effect of options		1,023,334
Dilutive effect of RSUs		163,800
Total	80,058,861	77,600,688